CONCENTRATIONS OF RISKS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) customer item	Jun. 30, 2024 item customer	Dec. 31, 2024 USD ($) item customer
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)		90 days
Accounts payable | $	$ 2,136,075		$ 1,252,667
Minimum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	30 days	30 days
Maximum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	180 days	90 days
Vendor concentration risk
CONCENTRATIONS OF RISKS
Accounts payable | $	$ 800,000		$ 400,000
Revenue | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Customers | customer	2	4
Revenue | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	14.80%	23.80%
Revenue | Customer two | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	12.30%	18.20%
Revenue | Customer three | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		15.20%
Revenue | Customer four | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		12.20%
Accounts receivable | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Customers | customer	1		2
Accounts receivable | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	29.70%		28.50%
Accounts receivable | Customer two | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	12.10%		13.00%
Accounts receivable | Customer three | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk			10.90%
Purchase of inventory | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Suppliers | item	3	5
Purchase of inventory | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	26.60%	25.30%
Purchase of inventory | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	19.40%	17.90%
Purchase of inventory | Vendor three | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	16.70%	17.70%
Purchase of inventory | Vendor four | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		13.50%
Purchase of inventory | Vendor five | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		11.80%
Accounts payable | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration Risk, Number Of Major Suppliers | item	3		2
Accounts payable | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	19.20%		29.10%
Accounts payable | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	18.00%		15.30%
Accounts payable | Vendor three | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	17.00%